Operating segment information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	¥ 10,752,917	¥ 10,579,609	¥ 8,751,259
Gross profit	6,508,165	6,335,211	5,516,579
Loss from operations	(956,237)	(465,506)	(1,076,593)
Advertising and subscription business
Revenue	3,897,044	4,074,218	3,922,158
Gross profit	3,310,789	3,414,173	3,076,332
Loss from operations	(329,929)	666,257	444,564
Transaction services business
Revenue	5,753,533	5,370,871	3,872,244
Gross profit	2,720,524	2,318,790	1,902,614
Loss from operations	(582,293)	(838,477)	(1,525,073)
Digital marketing solutions business
Revenue	1,102,340	1,134,520	956,857
Gross profit	476,852	602,248	537,633
Loss from operations	¥ (44,015)	¥ (293,286)	¥ 3,916